F3 Financial assets, non-current	12 Months Ended
Dec. 31, 2018
Text block [abstract]
F3 Financial assets, non-current

F3 Financial assets, non-current

Financial assets, non-current, 2018

	Other investments in shares and participations	Interest-bearing securities, non-current	Derivatives, non-current	Other financial assets, non-current
Opening balance	1,279	25,105	86	5,811
Additions	398	50,190	—	632
Disposals/repayments/deductions	–92	–51,353	–86	–210
Change in value in funded pension plans 1)	—	—	—	492
Revaluation	–72	40	—	–3
Reclassification	—	—	—	–213
Translation difference	2	—	—	50

Closing balance	1,515	23,982	—	6,559

Financial assets, non-current, 2017

	Other investments in shares and participations	Interest-bearing securities, non-current	Derivatives, non-current	Other financial assets, non-current
Cost
Opening balance	2,516	7,586	—	4,648
Additions	146	54,687	86	503
Disposals/repayments/deductions	–43	–37,241	—	–375
Change in value in funded pension plans 1)	—	—	—	1,300
Revaluation	99	73	—	27
Translation difference	–50	—	—	–169

Closing balance	2,668	25,105	86	5,934
Accumulated impairment losses/allowances
Opening balance	–1,337	—	—	–206
Impairment losses/allowances	–126	—	—	–1
Disposals/repayments/deductions	25	—	—	77
Translation difference	49	—	—	7

Closing balance	–1,389	—	—	–123

Net carrying value	1,279	25,105	86	5,811

1)	This amount includes asset ceiling. For further information, see Note G1, “Post-employment benefits.”